Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Schedule of Related Party Transactions Activities

	UNITED STATES DOLLAR
	2017	2016	2015
Key management remuneration (Executive Committee)
Short-term employee benefits	11.0	11.4	10.7
Severance	0.2	1.6	—
Pension scheme contribution	0.5	0.5	0.7
Share-based payments	3.7	1.4	2.3
Long-term incentive plan	1.0	1.1	1.1

	16.4	16.0	14.8